PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2017
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

6.PROPERTY AND EQUIPMENT

Property and equipment recorded on the Company’s consolidated balance sheets as of March 31, 2016 and 2017, consists of the following:

	Thousands of Yen
	2016	2017
Leasehold improvements	¥604,647	¥710,576
Furniture and fixtures	133,207	140,952
Computers	1,352,862	1,257,079
Assets held under capital lease, principally office equipment	17,471	131,318
Motor vehicles and transport equipment	3,969	11,223
Other	—	4,029
Total	2,112,156	2,255,177
Accumulated depreciation	(991,436)	(1,077,922)
Property and equipment —net	¥1,120,720	¥1,177,255

For the years ended March 31, 2015, 2016 and 2017, the Company recognized depreciation expenses of ¥246,028 thousand, ¥341,018 thousand and ¥351,834 thousand, respectively.

The Company recognized an impairment loss on certain long-lived assets of ¥5,144 thousand for the year ended March 31, 2016, which is included in “Selling, general and administrative expenses.” The impairment loss on long-lived assets for the year ended March 31, 2016 consisted of leasehold improvements and computers, which were owned by a subsidiary in Taiwan. The amount of impairment was determined based on projected future cash flows. The impairment mainly resulted from a delay in the start-up of business in Taiwan.

The Company recognized no impairment loss on long-lived assets for the years ended March 31, 2015 or 2017.